Expense Example - SelectPortfoliosGroup4-FinancialsSector-ComboPRO - SelectPortfoliosGroup4-FinancialsSector-ComboPRO - Select FinTech Portfolio - Select FinTech Portfolio	Apr. 29, 2023 USD ($)
Expense Example:
1 year	$ 89
3 years	278
5 years	482
10 years	$ 1,073